Provisions and contingent liabilities - Balances of escrow deposits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Total - non-current assets	R$ 471,609	R$ 446,076
Tax [member]
Disclosure of other provisions [line items]
Total - non-current assets	420,906	306,593
Labor [member]
Disclosure of other provisions [line items]
Total - non-current assets	15,897	24,070
Civil and other [member]
Disclosure of other provisions [line items]
Total - non-current assets	R$ 34,806	R$ 115,413